Mortgage Servicing Rights, Net - Summary of Mortgage Servicing Rights Activity (Detail) - Mortgage Servicing Rights - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Mortgage Servicing Rights [Line Items]
Balance, beginning of period	$ 731,353	$ 368,117
Additions	1,896,638	1,126,965
Amortization	(252,421)	(80,280)
Loans paid in full	(301,113)	(36,937)
Sales	(298,009)	(625,953)
Impairment	(19,584)	(20,559)
Balance, end of period	$ 1,756,864	$ 731,353